Subsequent Events (Details Narrative) - Subsequent Event [Member]	Jan. 10, 2018 USD ($)	Jan. 10, 2018 HKD	Jan. 08, 2018 USD ($) shares	Jan. 04, 2018 shares	Dec. 26, 2017	Jan. 10, 2018 HKD
First installment cost	$ 72,000
Project completion date	Nov. 14, 2019	Nov. 14, 2019
Hong Kong, Dollars [Member]
First installment cost | HKD		HKD 561,198
Maximum [Member]
Principal amount	$ 386,000
Contributions to project cost	$ 386,000
Maximum [Member] | Hong Kong, Dollars [Member]
Principal amount | HKD						HKD 3,018,750
Contributions to project cost | HKD						HKD 3,018,750
Tony Liu [Member]
Settlement of debt			$ 100,000
Preferred stock, shares designated | shares			35,000,000
Preferred stock, voting rights			Voting rights equal to 35% of the total voting power of all classes of capital stock
Board of Directors [Member]
Common stock dividend, description					Approved a 3 for 1 common stock dividend
Forward split stock				4 for 1 forward stock split
Shareholders [Member] | Class A Common Stock [Member]
Shares issued additionally | shares				3
Shareholders [Member] | Class B Common Stock [Member]
Shares issued additionally | shares				3